ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2021

Property and equipment payables	$87,701	$131,071
Interest expenses payable	63,371	54,182
Operating expense and other accruals and liabilities	11,728	12,994
Advance customer deposits and ticket sales	1,793	2,259
Operating lease liabilities	1,095	899

	$165,688	$201,405